FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 4/30/2004

           YACKTMAN FOCUSED FUND (THE) - FOR INCLUDED CATEGORIES ONLY ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                       % OF NET
QTY OR PRINCIPAL        DESCRIPTION                    CURRENT VALUE    ASSETS

COM. STOCKS DOMESTIC
=======================

             40,000.000 Altria Group, Inc.              2,215,200.00     2.02
            390,000.000 Americredit Corp.               6,321,900.00     5.76
             20,000.000 Apogent Technologies, Inc.        648,400.00     0.59
             35,000.000 Block H&R, Inc.                 1,578,850.00     1.44
            140,000.000 Bristol-Myers Squibb Co.        3,514,000.00     3.20
             90,000.000 Clorox Co., (The)               4,660,200.00     4.24
            130,000.000 Coca-Cola Company               6,574,100.00     5.99
            110,000.000 Electronic Data Systems Corp.   2,011,900.00     1.83
            150,000.000 First Health Group Corp.        2,505,000.00     2.28
             85,000.000 Freddie Mac                     4,964,000.00     4.52
            230,000.000 Friedman's, Inc.                1,154,600.00     1.05
            193,100.000 Interpublic Group Cos., Inc.    3,029,739.00     2.76
            110,000.000 Interstate Bakeries Corp.       1,243,000.00     1.13
            260,000.000 Kraft Foods Inc.                8,556,600.00     7.79
            120,000.000 Lancaster Colony Corp.          4,956,000.00     4.51
            840,000.000 Liberty Media Corp.             9,189,600.00     8.37

=======================                               =======================
          2,943,100.000 Total for Category:            63,123,089.00    57.47
=======================                               =======================

COM. STOCKS FOREIGN
=======================

             85,000.000 Henkel KGaA Ltd.
                        Partnership                     6,805,499.50     6.20
            240,000.000 Tyco International Ltd.         6,588,000.00     6.00
             30,000.000 Unilever N V - NY Shares        1,977,900.00     1.80

=======================                               =======================
            355,000.000 Total for Category:            15,371,399.50    14.00
=======================                               =======================

CONV. PREFERRED
=======================

                  0.004 Franklin Covey Preferred Stock          0.28     0.00


=======================                               =======================
                  0.004 Total for Category:                     0.28    0.00
=======================                               =======================

COMMERCIAL PAPER
=======================

          5,300,000.000 AmEx Discount CP                5,299,452.34     4.82
                        0.93% - 5/05/2004
          5,300,000.000 CIESCO  DISC CP                 5,299,720.28     4.83
                        0.95% - 5/3/2004
          5,300,000.000 Nordduetsch Disc CP             5,299,452.34     4.82
                        0.93% - 5/05/2004
          5,300,000.000 PRUDENTIAL FUNDING              5,299,452.34     4.82
                        0.93% - 5/05/2004
          5,300,000.000 UBS FINL DISC CP                5,299,720.28     4.83
                        0.95% - 5/3/2004

=======================                               =======================
         26,500,000.000 Total for Category:            26,497,797.58    24.13
=======================                               =======================

CORP. BONDS DOMESTIC
=======================

          1,000,000.000 Fleming Cos. Inc                  140,000.00     0.13
                        9.25% 06/15/10
         11,825,000.000 Fleming Cos. Inc                1,655,500.00     1.51
                        10.125% due 4-1-08

=======================                               =======================
         12,825,000.000 Total for Category:             1,795,500.00     1.63
=======================                               =======================

DEMAND NOTES
=======================

            409,724.016 US BANK DN                        409,724.02     0.37

=======================                               =======================
            409,724.016 Total for Category:               409,724.02     0.37
=======================                               =======================

PUT OPTION
=======================

                250.000 Omnicom Group                     535,000.00     0.49
                        Jan 05 100 PUT

=======================                               =======================
                250.000 Total for Category:               535,000.00     0.49
=======================                               =======================

REAL ESTATE INV TRST
=======================

            150,000.000 Trizec Properties, Inc.         2,148,000.00     1.96


=======================                               =======================
            150,000.000 Total for Category:             2,148,000.00     1.96
=======================                               =======================

         43,183,074.020 TOTAL Portfolio               109,880,510.38   100.04
=======================                               =======================

                             FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 4/30/2004

          YACKTMAN - YACKTMAN FUND (THE) - FOR INCLUDED CATEGORIES ONLY
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                       % OF NET
QTY OR PRINCIPAL        DESCRIPTION                    CURRENT VALUE    ASSETS

COM. STOCKS DOMESTIC
=======================

            100,000.000 Altria Group, Inc.              5,538,000.00     1.59
            880,000.000 Americredit Corp.              14,264,800.00     4.09
             90,000.000 Apogent Technologies, Inc.      2,917,800.00     0.84
             20,000.000 Bandag, Inc., Class A             786,600.00     0.23
             40,000.000 Blair Corporation               1,040,000.00     0.30
             90,000.000 Block H&R, Inc.                 4,059,900.00     1.17
            380,000.000 Bristol-Myers Squibb Co.        9,538,000.00     2.74
            260,000.000 Clorox Co., (The)              13,462,800.00     3.86
            280,000.000 Coca-Cola Company              14,159,600.00     4.06
            300,000.000 Electronic Data Systems Corp.   5,487,000.00     1.58
             70,000.000 Fannie Mae                      4,810,400.00     1.38
            130,000.000 First Data Corp.                5,900,700.00     1.69
            350,000.000 First Health Group Corp.        5,845,000.00     1.68
            100,000.000 Freddie Mac                     5,840,000.00     1.68
            380,000.000 Friedman's, Inc.                1,907,600.00     0.55
            480,000.000 Interpublic Group Cos., Inc.    7,531,200.00     2.16
            180,000.000 Interstate Bakeries Corp.       2,034,000.00     0.58
             70,000.000 Johnson & Johnson               3,782,100.00     1.09
            700,000.000 Kraft Foods Inc.               23,037,000.00     6.61
            390,000.000 Lancaster Colony Corp.         16,107,000.00     4.62
          2,200,000.000 Liberty Media Corp.            24,068,000.00     6.91
             40,000.000 Lubrizol Corp., The             1,272,000.00     0.37
             40,000.000 MBIA, Inc.                      2,355,600.00     0.68
             30,000.000 MGIC Investment Corp.           2,208,600.00     0.63
            100,000.000 Microsoft Corp.                 2,597,000.00     0.75
            140,000.000 NICOR, Inc.                     4,758,600.00     1.37
             90,000.000 Pepsico, Inc.                   4,904,100.00     1.41
            100,000.000 Pfizer, Inc.                    3,576,000.00     1.03
            150,000.000 US Bancorp                      3,846,000.00     1.10
             40,000.000 Washington Mutual, Inc.         1,575,600.00     0.45

=======================                              ========================
          8,220,000.000 Total for Category:           199,211,000.00    57.19
=======================                              ========================

COM. STOCKS FOREIGN
=======================

            180,000.000 Cadbury Schweppes Spons ADR     5,877,000.00     1.69
            265,000.000 Henkel KGaA Ltd.
                        Partnership                    21,217,145.50     6.09
            550,000.000 Tyco International Ltd.        15,097,500.00     4.33
             65,000.000 Unilever N V - NY Shares        4,285,450.00     1.23

=======================                              ========================
          1,060,000.000 Total for Category:            46,477,095.50    13.34
=======================                              ========================

COMMERCIAL PAPER
=======================

         15,300,000.000 AmEx Discount CP               15,298,419.00     4.39
                        0.93% - 5/05/2004
         15,300,000.000 DEUTSCH BK  DISC CP            15,299,192.50     4.39
                        0.95% - 5/3/2004
         15,300,000.000 Nordduetsch Disc CP            15,298,419.00     4.39
                        0.93% - 5/05/2004
         15,300,000.000 PRUDENTIAL FUNDING             15,298,419.00     4.39
                        0.93% - 5/05/2004
         15,300,000.000 UBS FINL DISC CP               15,299,192.50     4.39
                        0.95% - 5/3/2004
         15,300,000.000 WELLS FARGO DISC CP            15,298,436.00     4.39
                        0.92%- 05/05/2004

=======================                              ========================
         91,800,000.000 Total for Category:            91,792,078.00    26.35
=======================                              ========================

CORP. BONDS DOMESTIC
=======================

         17,175,000.000 Fleming Cos. Inc                2,404,500.00     0.69
                        9.25% 06/15/10
         18,400,000.000 Fleming Cos. Inc                2,576,000.00     0.74
                        10.125% due 4-1-08

=======================                              ========================
         35,575,000.000 Total for Category:             4,980,500.00     1.43
=======================                              ========================

DEMAND NOTES
=======================

            532,310.360 US BANK DN                        532,310.36     0.15

=======================                              ========================
            532,310.360 Total for Category:               532,310.36     0.15
=======================                              ========================

REAL ESTATE INV TRST
========================

            400,000.000 Trizec Properties, Inc.         5,728,000.00     1.64

=======================                              ========================
            400,000.000 Total for Category:             5,728,000.00     1.64
=======================                              ========================

        137,587,310.360 TOTAL Portfolio               348,720,983.86   100.11
=======================                              ========================